ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended
Aug. 31, 2022
Accounts Payable And Accrued Liabilities
Schedule of Accounts Payable and Accured Liabilities

	August 31, 2022	November 30, 2021
	$	$
Accounts payable	3,458,235	1,625,418
Accrued liabilities	321,028	242,601
Loans to employees	102,037	-
Wages payable	61,815	102,079
Payroll taxes payable	77,462	31,634
Accounts payable and accrued liabilities	4,020,577	2,001,732